Income Tax (Details) - Schedule of federal income tax rate	12 Months Ended
Dec. 31, 2021
Schedule of federal income tax rate [Abstract]
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Change in fair value of derivative warrant liabilities	61.10%
Non-deductible transaction costs	(8.80%)
Change in valuation allowance	(73.30%)
Income tax provision	0.00%